Share Capital and Other Reserves - Schedule of Activity Related to the Share Options (Details) - Share Options [Member]			12 Months Ended
	Dec. 31, 2024 EUR (€) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 $ / shares
Share Capital and Other Reserves - Schedule of Activity Related to the Share Options (Details) [Line Items]
Shares, Outstanding ending balance | shares	200,000		200,000
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	$ 2		$ 2
Shares, Exercisable | shares	66,667
Weighted Average Exercise Price, Exercisable | $ / shares				$ 5.09
Aggregate Intrinsic Value, Exercisable | €	$ 0
Shares, Options granted | shares			250,000
Weighted Average Exercise Price, Options granted | $ / shares			$ 2
Shares, Options forfeited | shares			(50,000)
Weighted Average Exercise Price, Options forfeited | $ / shares			$ 2